Valuation results and net trading income	12 Months Ended
Dec. 31, 2022
Valuation results and net trading income [Abstract]
Valuation results and net trading income
22 Valuation results and net trading income

Valuation results and net trading income
in EUR million	2022	2021	2020
Securities trading results	-356	787	-500
Derivatives trading results	11	-554	701
Other trading results	71	84	72
Change in fair value of derivatives relating to
– fair value hedges	-5,928	-1,317	538
– cash flow hedges (ineffective portion)	20	1	-5
– other non-trading derivatives	12,358	1,179	-90
Change in fair value of assets and liabilities (hedged items)	5,563	1,330	-541
Valuation results on assets and liabilities designated at FVPL (excluding trading)	439	-13	-123
Foreign exchange transactions results	38	567	422
	12,214	2,065	474
In general, the fair value movements are influenced by changes in the market conditions, such as stock prices, credit spreads, interest rates and currency exchange rates. In 2022 the market has been affected by a significant increase in interest rates volatility, interest rate hikes across EU, and US and a steady fall of the EUR value and appreciation of USD. Moreover, a significant increase in interest rates volatility resulted in a positive EU IAS39 carve out adjustment of EUR 10,713 million (2021: EUR 1,218 million).
Securities trading results includes the results of market making in instruments such as government securities, equity securities, corporate debt securities, money-market instruments. Derivatives trading results includes the results of derivatives such as interest rate swaps, options, futures, and forward contracts. Trading gains and losses relating to trading securities still held as at 31 December 2022 amount to EUR -157 million (2021: EUR -268 million; 2020: EUR -690 million).
The majority of the risks involved in security and currency trading is economically hedged with derivatives. The securities trading results are partly offset by results on these derivatives. The result of these derivatives is included in Derivatives trading results.
Other trading results include the results of trading loans and funds entrusted.
Foreign exchange transactions results include gains and losses from spot and forward contracts, options, futures, and translated foreign currency assets and liabilities. The result on currency trading is included in foreign exchange transactions results.
Net trading income relates to trading assets and trading liabilities which include assets and liabilities that are classified under IFRS as Trading but are closely related to servicing the needs of the clients of ING. ING offers products that are traded on the financial markets to institutional clients, corporate clients, and governments. ING Group’s trading books are managed based on internal limits and comprise a mix of products with results which could be offset. A significant part of the derivatives in the trading portfolio are related to servicing corporate clients in their risk management to hedge for example currency or interest rate exposures. From a risk perspective, the gross amount of trading assets must be considered together with the gross amount of trading liabilities, which are presented separately on the statement of financial position. However, IFRS does not always allow netting of these positions in the statement of financial position. Reference is made to Note 4 'Financial assets at fair value through profit or loss' and Note 14 'Financial liabilities at fair value through profit or loss' for information on trading assets and trading liabilities respectively.
‘Valuation results and net trading income’ include the fair value movements on derivatives (used for both hedge accounting and economically hedging exposures) as well as the changes in the fair value of assets and liabilities included in hedging relationships as hedged items. During 2022, the interest rate movements significantly affected the fair value changes of other non-trading derivatives as well as the fair value changes of both the derivatives and the hedged items designated in fair value hedges. Reference is made to Note 39 'Derivatives and hedge accounting' for information on derivatives used for hedge accounting.
Furthermore, derivatives trading results is also impacted by fair value movements arising from changes in credit spreads (CVA and DVA), bid offer spreads, model risk and incremental cost of funding on derivatives (FVA and CollVA). Spreads widened in 2022 compared to 2021 and the fair value changes increased.
In 2022, Derivatives trading results include EUR 43 million CVA/DVA adjustments on trading derivatives (2021: EUR 98 million; 2020: EUR 17 million).
Valuation results on assets and liabilities designated at fair value through profit or loss (excluding trading)’ include fair value changes on financial assets and financial liabilities driven by changed market conditions.
Refer to Note 4 'Financial assets at fair value through profit or loss' and to Note 14 'Financial liabilities at fair value through profit or loss'.
In addition, ‘Valuation results on assets and liabilities designated at fair value through profit or loss (excluding trading)’ include fair value adjustments on own issued notes amounting to EUR 745 million (2021: EUR 65 million; 2020: EUR -1 million).
Interest income from trading assets in 2022 amounted to EUR 18,593 million (2021: EUR 13,737 million; 2020: EUR 13,412 million). Interest expense from trading liabilities in 2022 amounted to EUR 18,765 million (2021: EUR 14,079 million; 2020: EUR 13,052 million).